Revenues (Tables)	3 Months Ended
Mar. 31, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
	Three Months Ended March 31,
(amounts in thousands)	2021	2020
Revenues from contracts with customers:
Revenue recognized at point in time:
Interchange and card revenue	$8,351	$6,607
Servicing fees from partner bank	9,372	4,765
Account fees	2,686	2,909
University fees - disbursement activity	276	293
Other	2,650	192
Total revenue recognized at point in time	$23,335	$14,766

Revenue recognized over time:
University fees - subscriptions	$1,048	$992
Total revenue recognized over time	1,048	992

Total revenue recognized from contracts with customers	$24,383	$15,758

Deferred Revenue Balances
	March 31,
(amounts in thousands)	2021	2020
Deferred revenue, beginning of period	$4,689	$1,938
Deferred revenue, end of period	$4,624	$4,905